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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Vertex One Asset Management Inc.
                 -----------------------------------
   Address:      1920-1177 West Hastings Street
                 -----------------------------------
                 Vancouver, British Columbia V6E 2K3
                 -----------------------------------

Form 13F File Number: 28-12402
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey D. McCord
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   604-681-5787
         -------------------------------

Signature, Place, and Date of Signing:

      /s/  Jeffrey D. McCord       Vancouver, British Columbia   May 15, 2007
   ----------------------------    ---------------------------   ------------
            [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             Seven
                                        --------------------

Form 13F Information Table Entry Total: 39
                                        --------------------

Form 13F Information Table Value Total: $ 216,299
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-12401                     Vertex Fund
    ------       -----------------         ---------------------------------
    2         28-12398                     Rocky Mountain Investments Ltd.
    ------       -----------------         ---------------------------------
    3         28-12399                     Simkor Investments Ltd.
    ------       -----------------         ---------------------------------
    4         28-12406                     589321 BC Ltd.
    ------       -----------------         ---------------------------------
    5         28-12408                     Jeffrey McCord
    ------       -----------------         ---------------------------------
    6         28-12407                     John Thiessen
    ------       -----------------         ---------------------------------
    7         28-12403                     Matthew Wood
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

        NAME OF                TITLE OF               VALUE    SHRS OR PRN SH/ PUT/ INVESTMENT    OTHER           VOTING AUTHORITY
         ISSUER                 CLASS       CUSIP   (X $1,000)    AMOUNT   PRN CALL DISCRETION   MANAGERS        SOLE   SHARED NONE
        -------                --------     -----   ---------- ----------- --- ---- ----------   --------        -----  ------ ----
ALTRIA GROUP INC.            COMMON STOCK 02209S103     10,704     124,893 SH       SOLE       1,2,3,4,5,6,7    124,893
ANGIOTECH PHARMACEUTICALS IN COMMON STOCK 034918102        214      26,000 SH       SOLE       2,3,4,5,6,7       26,000
ASSISTED LIVING CONCPT NEV N CLASS A      04544X102     14,781   1,496,671 SH       SOLE       1,2,3,4,5,6,7  1,496,671
AZTAR CORP.                  COMMON STOCK 054802103      2,986      54,953 SH       SOLE       1,2,3,4,5,6,7     54,953
BMB MUNAI INC                COMMON STOCK 09656A105        247      50,000 SH       SOLE       1,2,3,4,5,6,7     50,000
BRISTOL MYERS SQUIBB CO      COMMON STOCK 110122108      1,740      66,200 SH       SOLE       2,3,4,5,6,7       66,200
BROADWING CORP.              COMMON STOCK 11161E101      4,664     298,991 SH       SOLE       1,2,3,4,5,6,7    298,991
CENVEO INC                   COMMON STOCK 15670S105     13,759     649,880 SH       SOLE       1,2,3,4,5,6,7    649,880
CONOR MEDSYSTEM INC          COMMON STOCK 208264101      3,113      99,518 SH       SOLE       1,2,3,4,5,6,7     99,518
CTS CORP                     COMMON STOCK 126501105      4,390     280,000 SH       SOLE       2,3,4,5,6,7      280,000
ENCORE WIRE CORP             COMMON STOCK 292562105        549      25,000 SH       SOLE       2,3,4,5,6,7       25,000
ENDEAVOR ACQUISITION CORP    WARRANTS     292577111        313     105,000 SH       SOLE       1,2,3,4,5,6,7    105,000
FAIRFAX FINL HLDGS LTD       SUB VTG      303901102      9,873      49,803 SH       SOLE       1,2,3,4,5,6,7     49,803
HARLEYSVILLE GROUP INC       COMMON STOCK 412824104      2,949      84,800 SH       SOLE       2,3,4,5,6,7       84,800
HARRAHS ENTMT INC            COMMON STOCK 413619107      7,395      89,523 SH       SOLE       1,2,3,4,5,6,7     89,523
INTEL CORP                   COMMON STOCK 458140100      1,496      74,000 SH       SOLE       2,3,4,5,6,7       74,000

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
IPC HLDGS LTD                ORD          G4933P101      3,941     125,500 SH       SOLE       2,3,4,5,6,7      125,500
ISHARES SILVER TRUST         ISHARES      46428Q109     25,611     199,897 SH       SOLE       1,2,3,4,5,6,7    199,897
KEMET CORP                   COMMON STOCK 488360108      2,215     304,000 SH       SOLE       2,3,4,5,6,7      304,000
KINDER MORGAN INC KANS       COMMON STOCK 49455P101      3,152      29,855 SH       SOLE       1,2,3,4,5,6,7     29,855
LEVEL 3 COMMUNICATIONS INC   COMMON STOCK 52729N100      2,237     400,000 SH       SOLE       2,3,4,5,6,7      400,000
MARSH & MCLENNAN COS INC     COMMON STOCK 571748102      9,301     303,797 SH       SOLE       1,2,3,4,5,6,7    303,797
MERCK & CO INC               COMMON STOCK 589331107      4,575     105,100 SH       SOLE       2,3,4,5,6,7      105,100
NASDAQ STOCK MARKET INC      COMMON STOCK 631103108     13,823     449,556 SH       SOLE       1,2,3,4,5,6,7    449,556
NOVASTAR FINL INC            COMMON STOCK 669947400        532      20,000 SH       SOLE       2,3,4,5,6,7       20,000
NYSE GROUP INC               COMMON STOCK 62949W103     28,100     289,498 SH       SOLE       1,2,3,4,5,6,7    289,498
ODYSSEY RE HLDGS CORP        COMMON STOCK 67612W108      7,292     195,750 SH       SOLE       2,3,4,5,6,7      195,750
OPEN SOLUTIONS INC           COMMON STOCK 68371P102      1,871      49,759 SH       SOLE       1,2,3,4,5,6,7     49,759
OVERSTOCK COM INC DEL        COMMON STOCK 690370101        631      40,000 SH       SOLE       2,3,4,5,6,7       40,000
OWENS ILL INC                COM NEW      690768403      9,168     497,612 SH       SOLE       1,2,3,4,5,6,7    497,612
PFIZER INC                   COMMON STOCK 717081103        905      35,000 SH       SOLE       2,3,4,5,6,7       35,000
PW EAGLE INC                 COMMON STOCK 69366Y108        689      20,000 SH       SOLE       2,3,4,5,6,7       20,000
SITEL CORP                   COMMON STOCK 82980K107      4,197     996,057 SH       SOLE       1,2,3,4,5,6,7    996,057
TIMBERLAND CO                CLASS A      887100105      1,570      49,759 SH       SOLE       1,2,3,4,5,6,7     49,759
TYCO INTL LTD NEW            COMMON STOCK 902124106      6,066     199,828 SH       SOLE       1,2,3,4,5,6,7    199,828

UNIVISION COMMUNICATIONS INC CLASS A      914906102      6,351     179,568 SH       SOLE       1,2,3,4,5,6,7    179,568
URANERZ ENERGY CORPORATION   COMMON STOCK 91688T104      1,021     250,000 SH       SOLE       1,2,3,4,5,6,7    250,000
VISHAY INTERTECHNOLOGY INC   COMMON STOCK 928298108      1,217      90,000 SH       SOLE       2,3,4,5,6,7       90,000
XL CAP LTD                   CLASS A      G98255105      2,661      37,000 SH       SOLE       2,3,4,5,6,7       37,000